BORROWINGS	12 Months Ended
Dec. 31, 2016
BORROWINGS
BORROWINGS

14. BORROWINGS

	At December 31, 2015	At December 31, 2016
	$	$
Bank borrowings	1,631,858	1,960,893

Analysis as:
Short-term	961,639	902,348
Long-term, current portion	107,392	675,857

Subtotal for short-term	1,069,031	1,578,205
Long-term, non-current portion	562,827	382,688

Borrowings from non-banking institutions	131,295	132,595

Analysis as:
Short-term	53,899	—
Long-term, current portion	33,646	21,828

Subtotal for short-term	87,545	21,828
Long-term, non-current portion	43,750	110,767

Total	1,763,153	2,093,488

        As of December 31, 2016, the Company had contractual bank credit facilities of $2,889,031, of which $1,555,384 has been drawn down with the due dates beyond December 31, 2017, $712,726 has been drawn down with the due dates before December 31, 2017 and $620,921 was available for draw down upon demand. In addition, as of December 31, 2016, the Company also had non-binding bank credit facilities of $449,641, of which $2,870 has been drawn down with the due dates beyond December 31, 2017, $336,861 has been drawn down with the due dates before December 31, 2017 and $109,910 was subject to banks' discretion upon request for additional drawn down.

        As of December 31, 2016, short-term borrowings of $1,275,455 and long-term borrowings of $432,455 were secured by property, plant and equipment with carrying amounts of $89,901, inventories of $50,145, prepaid land use rights of $10,315, equity of $626,809, restricted cash of $102,298, accounts receivable of $321,892 and project assets and solar power systems of $1,177,569.

a)      Short-term

        The Company's short-term borrowings consist of the following:

	At December 31, 2015	At December 31, 2016
	$	$
Bank borrowings
Short-term bank borrowings secured by restricted cash	139,412	266,685
Short-term bank borrowings secured by inventories	12,926	46,408
Short-term bank borrowings secured by prepaid land use rights and property, plant and equipment	302,379	211,263
Short-term bank borrowings secured by project assets and solar power systems	189,222	82,079
Short-term borrowings secured by equity	76,837	—
Unsecured short-term borrowings	240,863	295,913
Long-term borrowings due within one year
Long-term bank borrowings due within one year secured by inventories	46	—
Long-term borrowings due within one year secured by prepaid land use rights and property, plant and equipment	13,327	16,919
Long-term borrowings due within one year secured by project assets and solar power systems	83,264	630,696
Long-term bank borrowings due within one year secured by equity	308	18,765
Unsecured long-term borrowings due within one year	10,447	9,477

	1,069,031	1,578,205
Borrowings from non-banking institutions
Short-term borrowings secured by restricted cash	53,899	—
Long-term borrowings due within one year secured by project assets	32,568	2,640
Unsecured long-term borrowings due within one year	1,078	19,188

	87,545	21,828

Total	1,156,576	1,600,033

        The average interest rate on short-term borrowings was 4.32% and 3.45% per annum for the years ended December 31, 2015 and 2016, respectively. The short-term borrowings are repayable within one year.

b)      Long-term

        The Company's long-term borrowings consist of the following:

	At December 31, 2015	At December 31, 2016
	$	$
Bank borrowings
Unsecured long-term bank borrowings	10,124	—
Long-term bank borrowings secured by project assets and solar power systems	162,993	27,100
Long-term bank borrowings secured by property, plant and equipment	13,327	15,588
Long-term bank borrowings secured by equity	376,383	340,000

	562,827	382,688
Borrowings from non-banking institutions
Long-term borrowings secured by project assets and solar power systems	13,745	49,767
Unsecured long-term borrowings	30,005	61,000

	43,750	110,767

Total	606,577	493,455

        The average interest rate on long-term borrowings was 4.75% and 3.75% per annum for the years ended December 31, 2015 and 2016, respectively.

        Future principal repayments on the long-term borrowings are as follows:

2017	697,685
2018	260,379
2019	198,171
2020	19,480
2021	3,460
Thereafter	11,965

Total	1,191,140
Less: future principal repayment related to long-term borrowings, current portion	(697,685)

Total long-term portion	$493,455

        On June 20, 2013, Canadian Solar New Energy (Tumushuke) Co. Ltd., the Company's 100% owned subsidiary, entered into a loan agreement, denominated in RMB, with China Development Bank, Suzhou Branch ("CDB"). The total credit facility under this agreement is $26,236 and used to finance the project costs. The outstanding borrowing under this agreement equaled $26,236 at December 31, 2016, which requires repayment semi-annually and matures in 2026. The loan is secured by solar power systems. The agreement does not contain any financial covenants or restrictions.

        On August 28, 2013, CSI Solar Power Group Co., Ltd. (formerly "CSI Solar Power (China) Inc.") entered into a financing agreement, denominated in RMB, with CDB, pursuant to which CDB agreed to provide long-term financing of $4,613 for the construction of solar power projects in Suzhou National New and High-tech Industrial Development Zone. The outstanding borrowing under this agreement equaled $4,613 at December 31, 2016, which requires repayment semi-annually and matures in 2021. The loan is secured by project assets and guaranteed by Canadian Solar Manufacturing (Changshu) Inc. As at December 31, 2016, the Company met all the requirements of the financial covenants.

        On June 25, 2014, CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd. ("YCSM") entered into a financing agreement, denominated in RMB, with local Chinese state-owned companies, which agreed to provide long-term construction financing of $56,989 for the construction of solar power projects and production line construction in Yancheng, Jiangsu. The facility is free of securities, financial covenants or restrictions. The total outstanding borrowings under this agreement equaled $48,340 at December 31, 2016, which requires repayment of $11,367, $16,720 and $20,253 in 2017, 2018 and 2019, respectively.

        On April 30, 2015, CSI entered into a loan agreement with total credit facility of $210,000 with China Minsheng Bank for acquisition purposes. The outstanding borrowing under this agreement was $200,000 as of December 31, 2016, which requires repayment of $10,000 and $190,000 in 2017 and 2018, respectively. The loan is secured by equity interests of CSI Solar Power Group Co., Ltd. and guaranteed by Canadian Solar Manufacturing (Changshu) Inc., CSI Cells Co., Ltd. and Canadian Solar Manufacturing (Luoyang) Inc. The agreement does not contain any financial covenants or restrictions.

        On November 25, 2015, Recurrent entered into a facility agreement for $150,000 with Ping An Bank, China (Shanghai) Pilot Free Trade Zone Branch, to finance its project development and operation. The outstanding borrowing under this agreement was $150,000 at December 31, 2016, which requires full repayment in 2019. The loan is secured by 100% LLC interests of Recurrent and guaranteed by CSI and CSI Solar Power Group Co., Ltd. As at December 31, 2016, the Company was in compliance with all requirements of the financial covenants.

        On January 28, 2016, Canadian Solar Solutions Inc. and Canadian Solar Manufacturing Vietnam Co., Ltd. entered into a loan agreement of $60,000 with International Finance Corporation ("IFC"), a member of World Bank Group, to fund the construction of solar cell and module production facilities in Vietnam and other countries approved by IFC. The outstanding borrowing under this agreement was $20,032 at December 31, 2016, which requires repayment of $4,444 and $15,588 in 2017 and 2020, respectively. The loan is secured by accounts receivable, inventory and property, plant and equipment. As at December 31, 2016, the Company was in compliance with all requirements of the financial covenants.

        On July 8, 2016, Tida Holdings 3 G.K. entered into a private placement agreement with Prudential Capital Group, pursuant to which the global investment management company of Prudential Financial, Inc. agreed to purchase nonrecourse senior notes, denominated in Japanese yen, with an aggregate principal amount of approximately $53,261. The outstanding notes under this agreement were $52,407 at December 31, 2016, which require repayment of $2,640 and $49,767 in 2017 and 2018, respectively. The senior notes are secured by project assets. The agreement does not contain any financial covenants or restrictions.

        On March 23, 2016, CSI Cells Co., Ltd. entered into a financing agreement, denominated in RMB, with a local Chinese state-owned company, which agreed to provide long-term working capital financing of approximately $28,831. The total outstanding borrowings under this agreement were $23,892 at December 31, 2016, which require repayment of $7,821 and $16,071 in 2017 and 2019, respectively. The agreement does not contain any financial covenants or restrictions.

        On January 6, 2016, Canadian Solar Manufacturing (Luoyang) Inc. entered into a loan agreement, denominated in RMB, with a local Chinese state-owned company, which agreed to provide long-term working capital financing of approximately $7,955. The total outstanding borrowings under this agreement equaled $7,955 at December 31, 2016, which require full repayment in 2019. The agreement does not contain any financial covenants or restrictions.

        The long-term borrowings disclosed above bear floating interest rates from nil to 5.65% per annum.

c)      Interest expense

        The Company capitalized interest costs incurred on borrowings obtained to finance construction of solar power projects or property, plant and equipment until the asset is ready for its intended use. The interests incurred during the years ended December 31, 2014, 2015 and 2016 are as follows:

	Years Ended December 31
	2014	2015	2016
	$	$	$
Interest capitalized—project assets	10,304	102	47,881
Interest capitalized—solar power systems	—	23,328	3,113
Interest capitalized—property, plant and equipment	203	912	819
Interest expense	48,906	54,148	69,723

Total interest incurred	59,413	78,490	121,536